ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Jun. 30, 2015
Federal Home Loan Banks [Abstract]
Federal Home Loan Bank, Advances [Table Text Block]
Advances from the Federal Home Loan Bank, collateralized at June 30, 2015 and 2014 by pledges of certain residential mortgage loans totaling $35.2 million and $22.7 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2015
(in thousands)
2016	$13,923
2017	6,431
2018	2,328
2019	3,249
2020	189
2021	142
2022	107
2023-2032	266
$26,635

At June 30, 2015 interest rates for advances were fixed ranging from 0.15% to 6.95%, with a weighted-average interest rate of 1.04%.

Maturing year ended June 30, 2014
(in thousands)
2015	$9,865
2016	623
2017	431
2018	2,328
2019	3,249
2020	189
2021	142
2022-2031	373
$17,200